Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Other Liabilities Disclosure [Abstract]
Unfavorable lease liability		$ 14,159	$ 12,100
Unamortized lease incentives		12,498	8,935
Workers' compensation / general liability reserves		9,476	4,145
Deferred rent		8,038	5,577
Closed store reserves		3,864	4,208
ARO liability		2,362	1,236
Other		222
Total	$ 59,524	$ 50,619	$ 36,201